Critical accounting estimates, assumptions and judgements (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jul. 27, 2023	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 21,043,668	$ 21,786,365		$ 21,786,365
Current inventories	78,682	64,184		64,184
Trade receivables	454,398	461,497		461,497
Intangible assets other than goodwill	$ 2,475,974	$ 2,381,465		$ 2,381,465
Number of shares issued	22,683,039	12,683,039
Current prepayments and other current assets		$ 969
Forward purchase agreement [member]
IfrsStatementLineItems [Line Items]
[custom:OwnershipInterestPercentage-0]			50.00%
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			931,915
Forward purchase agreement [member] | ACM ARRT K LLC [member] | Class A Common Stock [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			500,000